SCHEDULE OF VALUATION OF WARRANTS (Details)	Jun. 30, 2024	Sep. 30, 2023 $ / shares	Sep. 30, 2022 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	5 years
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected annualized volatility	0.0341	4.87	3.79
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term		2 months 1 day	1 year
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected annualized volatility	1.2869	39.02	135.59
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected annualized volatility	0
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted average fair value of options granted		$ 0.00	$ 1.46